                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: ______
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Prides Capital Partners, L.L.C.
Address:    200 High Street; Suite 700
            Boston, MA 02110

Form 13F File Number: 28- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Murray A. Indick
Title:      Managing Member
Phone:      617.778.9200

Signature, Place, and Date of Signing:

 /s/ Murray A. Indick             Boston, MA               February 11, 2005
-----------------------         ---------------           -------------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             21

Form 13F Information Table Value Total:     $  142,279
                                            (Thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name

____        28-_________________              _______________________________

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                           FORM 13F INFORMATION TABLE

                                                                     SHRS or PRN
                         Title of                   Value   Shares/      AMT      PUT/  Investment   Other       Voting Authority
    Name of Issuer        Class           Cusip    (X$1000) PRN AMT    SH/PRN     CALL  Discretion  Managers   Sole   Shared   None
A D A M INC              COM            00088U108    1,033   259668    SH               SHARED                         259668
ARK RESTAURANTS CORP     COM            040712101   13,400   341830    SH               SHARED                         341830
BISYS GROUP INC          COM            055472104    4,655   283000    SH               SHARED                         283000
CONSOLIDATED MERCANTILE
 INC                     COM            20950N107    1,054   252836    SH               SHARED                         252836
DARLING INTERNATIONAL
 INC                     COM            237266101    4,449  1020500    SH               SHARED                        1020500
DECORATOR INDUSTRIES     COM PAR $0.20  243631207    1,137   141200    SH               SHARED                         141200
DESCARTES SYSTEMS GROUP
 INC                     COM            249906108    2,736  1368209    SH               SHARED                        1368209
DIGITAL GENERATION
 SYSTEMS INC             COM            253921100      454   363364    SH               SHARED                         363364
EMBREX INC               COM            290817105    4,303   324500    SH               SHARED                         324500
EXIDE TECHNOLOGIES       COM NEW        302051206    2,480   180000    SH               SHARED                         180000
FINLAY ENTERPRISES INC   COM NEW        317884203   10,669   539103    SH               SHARED                         539103
HANGER ORTHOPEDIC GROUP
 INC                     COM NEW        41043F208    4,145   511700    SH               SHARED                         511700
HEALTHTRONICS INC        COM            42222L107   26,071  2452565    SH               SHARED                        2452565
PEGASUS SOLUTIONS INC    COM            705906105   15,047  1194191    SH               SHARED                        1194191
PHOTOMEDEX INC           COM            719358103    2,126   787560    SH               SHARED                         787560
POLYAIR INTER PACK INC   COM            731912101    5,414   611100    SH               SHARED                         611100
QC HOLDINGS INC          COM            74729T101   13,431   701000    SH               SHARED                         701000
SELECT COMFORT CORP      COM            81616X103    5,831   325000    SH               SHARED                         325000
UFP TECHNOLOGIES INC     COM            902673102      711   187693    SH               SHARED                         187693
WASTE SERVICES INC       COM            941075103   14,798  4054206    SH               SHARED                        4054206
WORLDWIDE RESTAURANT
 CONCEPTS INC            COM            98160A107    8,335  2047950    SH               SHARED                        2047950